Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Current Tax Assets and Liabilities

12. CURRENT TAX ASSETS AND LIABILITIES

a)	The detail of current tax receivables as of December 31, 2021 and 2020, is as follows:

	Balance as of
	12-31-2021	12-31-2020
Tax assets	ThUS$	ThUS$
Advance income tax payments	191,858	118,609
Other	9,882	9,271
Total	201,740	127,880

b)	The detail of current tax payables as of December 31, 2021 and 2020, is as follows:

	Balance as of
	12-31-2021	12-31-2020
Tax liabilities	ThUS$	ThUS$
Income tax	183,060	222,870
Total	183,060	222,870